17. RELATED PARTIES TRANSACTIONS (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SACDE [member]
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	[1]		$ 1
Foundation [member]
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	[1]	(2)	(2)	(2)
Total related parties [member]
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	[1]	(2)	(2)	(9)
Greenwind [member]
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	[1]		(1)
OCP [member]
Disclosure of transactions between related parties [line items]
Other operating income (expenses), net	[1]			$ (7)

[1]	Corresponds mainly to donations and ship or pay.